PUTNAM
CAPITAL
APPRECIATION
FUND

SEMIANNUAL REPORT

November 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

FUND HIGHLIGHTS

"Putnam Capital Appreciation Fund is characterized, above all, by flexibility. We choose among stocks of any size, from any sector, depending upon where we believe growth and value are most compelling. Often, we target those stocks that are just beneath Wall Street's notice, stocks that represent significant, yet relatively undiscovered, opportunities."

                                          -- Gerry Zukowski, manager,
                                     Putnam Capital Appreciation Fund


CONTENTS

4    Report from Putnam Management

8    Fund performance summary

11   Portfolio holdings

18   Financial statements

FROM THE CHAIRMAN

                                             [PHOTO OF GEORGE PUTNAM]
                                                    (C) KARSH, OTTAWA
DEAR SHAREHOLDER:

PUTNAM CAPITAL APPRECIATION FUND BEGAN FISCAL 1996 WITH THE DOMESTIC STOCK MARKETS IN FULL STRIDE. THE RALLY WAS STILL UNDER WAY AT THE PERIOD'S MIDPOINT ON NOVEMBER 30, 1995.

FUND MANAGER GERALD ZUKOWSKI TOOK FULL ADVANTAGE OF THIS SITUATION BY FOCUSING ON THE INDUSTRY SECTORS SHOWING THE GREATEST POTENTIAL FOR COMBINING GROWTH AND VALUE. AMONG THESE HAVE BEEN TECHNOLOGY AND FINANCIAL SERVICES, BOTH AMPLY REPRESENTED IN THE FUND'S PORTFOLIO DURING THE PERIOD.

GERRY ALSO SOUGHT OUT COMPANIES WHOSE REAL WORTH HAS GONE UNNOTICED BY MOST INVESTORS. THESE STOCKS FREQUENTLY PROVIDE SIGNIFICANT GROWTH WHEN INVESTORS FINALLY DISCOVER THEIR HIDDEN VALUE. HE DISCUSSES SOME OF THESE COMPANIES IN THE REPORT THAT FOLLOWS.

I AM PLEASED TO ANNOUNCE THAT TONY SANTOSUS HAS JOINED GERRY IN THE MANAGEMENT OF YOUR FUND. TONY HAS BEEN WITH PUTNAM SINCE 1985, FIRST AS A PERFORMANCE STATISTICIAN, LATER AS A QUANTITATIVE ANALYST, INVESTMENT TECHNOLOGIST, AND ASSOCIATE PORTFOLIO MANAGER. HE HAS 13 YEARS OF INVESTMENT EXPERIENCE.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
JANUARY 17, 1996

REPORT FROM THE FUND MANAGER
GERALD S. ZUKOWSKI
ANTHONY C. SANTOSUS



U.S. investors have enjoyed a remarkably powerful and resilient rally in domestic financial markets this year. Indeed, many mutual fund investors are benefiting on two fronts, with both stock and bond prices moving higher throughout 1995. After such a pronounced rise, however, questions about the rally's durability are perhaps inevitable; as 1996 begins, the management of Putnam Capital Appreciation Fund will be intently scrutinizing the markets for signs of increasing volatility.

Whatever the near future may bring, however, your fund has certainly taken full advantage of this robust environment for equities. Over its semiannual period, which ended November 30, 1995, the fund's class A shares rose 15.03% at net asset value (NAV), with class B shares gaining 14.60% at NAV. These strong results are in line with the Standard & Poor's 500(Registered Trademark) Index rise of 14.93% of the same period. Your fund's slight bias toward small-cap value stocks -- which were not entirely in favor over the period -- largely prevented the fund from significantly outperforming the broader stock index. It should be noted that in 1994, with the broader market languishing, these same small-cap value stocks helped bolster Putnam Capital Appreciation Fund's performance.

STOCK MARKET CHEERED BY BOTH SHORT- AND LONG-TERM TRENDS

During 1995's dramatic rise to record levels, the stock market has consistently defied pessimists, reacting positively to most political and economic developments. There has been some turbulence -- surging technology stocks, which have outpaced most other sectors, fell periodically as investors took profits or grew apprehensive about seemingly steep prices. In the broader market, a long-term perspective has provided impetus for the rally: investors are acknowledging American industry's renewed competitiveness and efficiency.

Other factors help account for the market's performance: increased inflows of money to equity funds, a stronger dollar, evidence of fiscal responsibility from Washington, and stable-to-declining interest rates have all contributed to the ongoing strength. In the months ahead, the degree of the slowdown in the American economy will probably be the single most important determinant of the stock market's direction.

We select issues for the portfolio based upon company fundamentals, growth prospects, and valuations. At the same time, the fund is managed with the larger, macroeconomic picture in mind. Therefore, we will carefully evaluate issues regarding the overall environment discussed above and their potential impact on the fund's holdings.

COMPANIES IN DIVERSE SECTORS THRIVE

Over its semiannual period, your fund had a relatively large weighting in the thriving technology sector. However, we anticipate near-term volatility in the techs -- and have accordingly trimmed our weighting in this area. We saw excellent performance from several holdings in technology. Adaptec, Inc. proved very strong throughout the year. This company is a market leader in the booming client-server area, which allows for speedier processing by farming out computing tasks to a central database. Indeed, Adaptec's earnings have grown at a rate of nearly 20% annually, yet the stock still does not appear overpriced. Elsewhere in the sector, Computer Associates, which creates software for mainframe computers, was similarly robust. It too is expanding rapidly, with earnings growing at close to 20% yearly pace. Of course, stocks of
TOP INDUSTRY SECTORS
[BAR CHART]
---------------------------------------------------------------------
Insurance and finance             17.40%
Technology                         7.90%
Real Estate                        6.90%
Retail                             6.60%
Oil and gas                        5.10%
---------------------------------------------------------------------
* Based on net assets as of 11/30/95. Holdings will vary over time.

smaller   companies--which  are  often  in  the  technology  sector--
experience fluctuation in price.

Even as the technology sector soared, traditionally slower-paced areas of the market surged forward. Financial services firms were particularly strong, fueled by declining interest rates, the strong bond market, and a spate of bank mergers. Our Chemical Bank position performed well, as investors cheered the institution's merger with Chase Manhattan Bank. First Interstate Bank was also buoyed as two banks entered into a bidding war for its shares. Currently, we are carefully examining holdings in this sector, as the sharp rise in prices might have made valuations historically high.

SEEKING COMPANIES LARGELY UNNOTICED BY WALL STREET

One of Putnam Capital Appreciation Fund's defining characteristics is our search for companies that have not yet attracted much attention on Wall Street. Such companies may be quietly increasing earnings without fanfare, and their stocks can often be bought relatively inexpensively. Community Care of America is one such holding. It specializes in providing health-care services for small communities, an underserved niche. It currently is selling at a low price-to-earnings ratio and appears poised for growth.

We are also optimistic about Duckwall-Alco Stores, a retailer that operates in towns considered too small for Wal-Mart or other national chains. Duckwall has increased earnings by nearly 15% annually, although such gains have been masked by an increase in outstanding shares (the company recently raised funds through a new stock offering). Southern Energy Homes is another little-known company in the fund's portfolio, one that we believe has strong growth potential. The firm manufactures inexpensive modular homes; recently, it shipped an initial order to a German town in need of affordable housing. With German labor rates high, such means of cost saving are in high demand and could lead to more business for the firm.

Finally, we continue to see excellent performance from a long-time fund holding, Northwest Airlines. We recently trimmed our

TOP 10 HOLDINGS (11/30/95)
---------------------------------------------------------------------
GENERAL ELECTRIC CO.
Consumer and industrial products, broadcasting
---------------------------------------------------------------------
PHILIP MORRIS
Tobacco, food
---------------------------------------------------------------------
BANCO DE A. EDWARDS (ADR)
Commercial bank
---------------------------------------------------------------------
IBM CORP.
Business machines
---------------------------------------------------------------------
TANDY CORP.
Consumer electronics retailer
---------------------------------------------------------------------
PEPSICO
Soft drink manufacturer
---------------------------------------------------------------------
FIRST INTERSTATE BANCORP
Commercial banking
---------------------------------------------------------------------
RECKSON ASSOCIATES REALTY CORP.
Real estate investment trust
---------------------------------------------------------------------
ADIDAS AG (144A ADS)
Athletic gear
---------------------------------------------------------------------
STERLING SOFTWARE, INC.
Markets consumer software products
---------------------------------------------------------------------
These holdings represent 21.0% of the fund's net assets. Portfolio holdings will vary over time.

position in Northwest after its incredible run-up in price. However, we believe that the stock still has momentum, as the long-derided transportation sector is winning renewed respect from investors. Northwest has increased its profitability in recent years, investing heavily in computerized systems that streamline pricing and improve efficiency.

A GLANCE FORWARD

In the aftermath of such a steep rise in stock prices, we are carefully evaluating market conditions. As of this writing, we do not consider domestic stocks extremely overvalued; however, we caution that any number of factors could lead to some near-term market instability. Ultimately, though, we remain optimistic about the long-term outlook for U.S. companies and, in turn, the stock market. We believe the rise in stock prices that has largely characterized the 1990s thus far reflects positive fundamental changes in American business and industry.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN LIGHT OF A FUND'S INVESTMENT STRATEGY. PUTNAM CAPITAL APPRECIATION FUND IS DESIGNED FOR INVESTORS SEEKING CAPITAL GAIN THROUGH INVESTMENTS IN EQUITIES CHOSEN FOR THEIR GROWTH POTENTIAL.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/95

                                      CLASS A            CLASS B
INCEPTION DATE                       (8/5/93)          (11/2/94)
                                    NAV        POP       NAV     CDSC
---------------------------------------------------------------------
6 months                         15.03%      8.39%    14.60%    9.60%
---------------------------------------------------------------------
1 year                           34.24       26.51     33.12   28.12
---------------------------------------------------------------------
Life of class                    69.66       59.91     27.83   23.83
Annual average                   25.59       22.43     25.53   21.89
---------------------------------------------------------------------

COMPARATIVE RETURNS FOR PERIODS ENDED 11/30/95
                                  STANDARD & POORS           CONSUMER
                                         500 INDEX       PRICE INDEX
---------------------------------------------------------------------
6 months                                    14.93%               .99%
---------------------------------------------------------------------
1 year                                       36.95              2.67
---------------------------------------------------------------------
Life of class A                              43.64              6.44
Annual average                               16.89              2.73
---------------------------------------------------------------------
Life of class B                              31.55              2.81
Annual average                               28.90              2.60
---------------------------------------------------------------------

RETURN FOR PERIODS ENDED 12/31/95
 (most recent calendar quarter)
                                       CLASS A             CLASS B
                                    NAV        POP       NAV     CDSC
---------------------------------------------------------------------
1 year                           34.50%     26.81%    33.38%   28.38%
---------------------------------------------------------------------
Life of class                    73.58      63.61     30.72    26.72
Annual average                   25.71      22.66     25.97    22.64
---------------------------------------------------------------------

GROWTH OF A $10,0000 INVESTMENT
[MOUNTAIN CHART]

CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT SINCE 8/5/93
             FUNDOS CLASS A   CONSUMER PRICE         S&P 500
DATE          SHARES AT POP      INDEX (CPI)           INDEX
---------------------------------------------------------------------
8/5/93               $9,425          $10,000         $10,000
11/30/93            $10,552          $10,377         $10,097
11/30/94            $11,931          $10,488         $10,367
11/30/95            $15,992          $14,364         $10,637
---------------------------------------------------------------------
Past performance is no assurance of future results. A $10,000 investment in the fundOs class B shares at inception on 11/2/94 would have been valued at $12,783 on 11/30/95 ($12,383 with a redemption at the end of the period).

PRICE AND DISTRIBUTION INFORMATION

6 months ended 11/30/95
                                CLASS A                      CLASS B
                        NAV                POP                   NAV
---------------------------------------------------------------------
SHARE VALUE:
---------------------------------------------------------------------
5/31/95              $12.24             $12.99                 $12.19
---------------------------------------------------------------------
11/30/95              14.08              14.94                  13.97
---------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

STANDARD & POOR'S 500 INDEX is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

PORTFOLIO OF INVESTMENTS OWNED
November 30, 1995 (Unaudited)
COMMON STOCKS (91.3%)*

NUMBER OF SHARES                                                VALUE

AUTOMOTIVE (4.2%)
---------------------------------------------------------------------
   106,000 A.P.S. Holding Corp.+                           $1,961,000
    74,000 Capco Automotive Products Corp.                    573,500
    95,600 Echlin, Inc.                                     3,489,400
    42,000 Ford Motor Co.                                   1,186,500
    25,000 General Motors Corp.                             1,212,500
    27,000 Snap-On Inc.                                     1,194,750
---------------------------------------------------------------------
                                                           9,617,650
BASIC INDUSTRIAL PRODUCTS (2.6%)
---------------------------------------------------------------------
    40,000 Applied Extrusion Technologies, Inc.+              505,000
    57,000 Carbide/Graphite Group, Inc.+                      855,000
    60,000 Deere (John) & Co.                               1,972,500
   102,000 Owens-Illinois, Inc.+                            1,326,000
    58,000 Shorewood Packaging Corp.+                         819,250
    32,800 Zoltek Cos., Inc.+                                 459,200
---------------------------------------------------------------------
                                                           5,936,950
BROADCASTING (0.9%)
---------------------------------------------------------------------
    17,000 Capital Cities/ABC, Inc.                        2,101,625

BUILDING AND CONSTRUCTION (3.0%)
---------------------------------------------------------------------
    45,000 Armstrong World Industries, Inc.                 2,694,375
   133,100 Congoleum Corp. Class A+                         1,380,913
    53,000 Lennar Corp.                                     1,172,625
    90,000 Southern Energy Homes, Inc.+                     1,620,000
---------------------------------------------------------------------
                                                           6,867,913
BUSINESS EQUIPMENT AND SERVICES (5.2%)
---------------------------------------------------------------------
    35,000 Adaptec, Inc.+                                   1,640,625
    22,400 Boise Cascade Office Products+                     820,400
     7,000 Cabletron Systems, Inc.+                           581,000
    46,000 HA-LO Industries, Inc.+                            931,500
    52,000 IBM Corp.                                        5,024,500
    31,000 Western Digital Corp.+                             472,750
    18,000 Xerox Corp.                                      2,468,250
---------------------------------------------------------------------
                                                          11,939,025
CHEMICALS (2.0%)
---------------------------------------------------------------------
    60,000 Arcadian Corp.                                   1,245,000
    57,000 Ethyl Corp.                                        712,500
    42,000 Grace (W.R.) & Co.                               2,551,500
    44,000 Southern Petrochemical Ltd. 144A GDR (India)+      244,200
---------------------------------------------------------------------
                                                           4,753,200
COMPUTER SERVICES AND SOFTWARE (4.1%)
---------------------------------------------------------------------
    10,000 Apple Computer, Inc.                               381,250
    57,500 Computer Associates Intl., Inc.                 3,766,250

COMMON STOCKS
NUMBER OF SHARES                                                VALUE
COMPUTER SERVICES AND SOFTWARE (CONTINUED)
---------------------------------------------------------------------
     5,300 Microsoft Corp.+                                 $ 461,763
    21,000 National Computer Systems Inc.                     441,000
     9,000 Parametric Technology Corp.+                       636,750
    64,200 Sterling Software, Inc.+                         3,787,800
---------------------------------------------------------------------
                                                           9,474,813
CONGLOMERATES (2.3%)
---------------------------------------------------------------------
    26,000 ITT Corp.                                        3,188,250
    28,600 TRW, Inc.                                        2,141,425
---------------------------------------------------------------------
                                                           5,329,675
CONSUMER NON DURABLES (4.9%)
---------------------------------------------------------------------
    24,000 Avon Products, Inc.                              1,743,000
    57,000 Best Products, Inc.+                               356,250
    24,000 Donnkenny, Inc.+                                   792,000
    56,000 Herbalife International, Inc.                      413,000
    44,000 Norton McNaughton, Inc.+                           594,000
    69,000 Philip Morris Cos., Inc.                         6,054,750
    28,000 Premark International, Inc.                      1,428,000
---------------------------------------------------------------------
                                                          11,381,000
CONSUMER RELATED (2.7%)
---------------------------------------------------------------------
   152,800 Adidas AG 144A ADS (Germany)+                    4,144,700
    65,000 Lowe's Cos., Inc.                                2,047,500
---------------------------------------------------------------------
                                                           6,192,200
CONSUMER SERVICES (1.1%)
---------------------------------------------------------------------
    33,000 Block (H & R), Inc.                              1,468,500
    62,000 Team Rental Group, Inc.+                           596,750
    23,000 Young Broadcasting Corp. Class A+                  575,000
---------------------------------------------------------------------
                                                           2,640,250
ELECTRONICS AND ELECTRICAL EQUIPMENT (3.8%)
---------------------------------------------------------------------
    31,100 AVX Corp.                                          894,125
    92,000 General Electric Co.                             6,187,000
    36,000 Millipore Corp.                                  1,341,000
    22,000 National Semiconductor Corp.+                      470,250
---------------------------------------------------------------------
                                                           8,892,375
ENTERTAINMENT (1.1%)
---------------------------------------------------------------------
    80,000 Aztar Corp.+                                       700,000
    67,000 Circus Circus Enterprises, Inc.+                 1,859,250
---------------------------------------------------------------------
                                                           2,559,250
ENVIRONMENTAL CONTROL (0.6%)
---------------------------------------------------------------------

    48,500 WMX Technologies, Inc.                          1,430,750

FOOD AND BEVERAGES (4.0%)
---------------------------------------------------------------------
    56,000 American Family Restaurants, Inc.+                 318,500
    20,500 IBP, Inc.                                        1,281,250
    81,500 PepsiCo, Inc.                                    4,502,875
    92,000 Sara Lee Corp.                                   2,967,000
---------------------------------------------------------------------
                                                           9,069,625

COMMON STOCKS
NUMBER OF SHARES                                                VALUE

FOREST PRODUCTS (0.4%)
---------------------------------------------------------------------

   200,000 Asia Pacific Resource International Class A
           (Indonesia)+
$900,000
HEALTH CARE (4.8%)
---------------------------------------------------------------------
    25,900 Advocat, Inc.+                                     268,713
    10,000 Baxter International, Inc.                         420,000
    35,000 Beckman Instruments, Inc.                        1,220,625
    34,680 Columbia/HCA Healthcare Corp.                    1,790,355
    32,000 Community Care of America, Inc.+                   388,000
    44,500 Epitope, Inc.+                                     522,875
    65,000 Foundation Health Corp.+                         2,973,750
    12,000 Horizon/CMS Healthcare Corp.+                      259,500
    31,000 Integrated Health Services, Inc.                   685,875
    44,000 Mid Atlantic Medical Services, Inc.+             1,072,500
    53,000 Rightchoice Managed Care, Inc. Class A+            669,125
    39,000 Sterile Concepts Holdings                          546,000
     8,200 United Dental Care, Inc.+                          274,700
---------------------------------------------------------------------
                                                          11,092,018
INSURANCE AND FINANCE (17.4%)
---------------------------------------------------------------------
    64,500 American Express Co.                             2,741,250
    50,000 BHC Financial, Inc.                                931,250
   306,500 Banco de A. Edwards ADR (Chile)+                 5,248,823
    53,200 Bank of Boston Corp.                             2,467,150
    34,000 BankAmerica Corp.                                2,163,250
    40,000 Bankers Life Holding Corp.                         730,000
    54,000 Chemical Banking Corp.                           3,240,000
    30,000 Citicorp                                         2,122,500
    10,000 Federal National Mortgage Association            1,095,000
    32,000 First Interstate Bancorp                         4,288,000
    27,000 Fremont General Corp.                              931,500
    20,500 Merrill Lynch & Co., Inc.                        1,140,313
    33,000 Midocean, Ltd.                                   1,233,375
    16,500 Morgan Stanley Group, Inc.                       1,423,125
    10,000 NationsBank Corp.                                  713,750
    81,000 Presidential Life Corp.                            810,000
    90,900 Reliance Group Holdings, Inc.                      806,738
     7,000 River Bank America+                                 42,000
    74,000 Rockford Industries, Inc.+                         693,750
    52,000 The PMI Group, Inc.+                             2,470,000
    80,465 Titan Holdings, Inc.                             1,096,336
    20,000 Union Acceptance Corp. Class A+                    305,000
    49,000 United Asset Management Corp.                    1,843,625
    54,000 United Cos. Financial Corp.                      1,782,000
---------------------------------------------------------------------
                                                          40,318,735
METALS AND MINING (0.6%)
---------------------------------------------------------------------
   120,000 Zeigler Coal Holding Co.                        1,350,000

OIL AND GAS (5.1%)
---------------------------------------------------------------------
    25,000 Belden & Blake Corp.+                              412,500
    81,400 Core Laboratories N.V.+                            834,350
   200,000 Fortune Petroleum Corp.+                           925,000
    76,000 Imperial Oil Ltd.                               2,650,500


COMMON STOCKS
NUMBER OF SHARES                                                VALUE
OIL AND GAS (CONTINUED)
---------------------------------------------------------------------
   142,300 Petro-Canada 1st installment+                    $ 782,650
   125,900 Plains Resources, Inc.+                            936,381
    16,000 Santa Fe Energy Resources, Inc.+                   148,000
    29,300 Seitel, Inc.+                                      732,500
    32,900 Stone Energy Corp.+                                444,150
    64,000 TransTexas Gas Corp.+                            1,024,000
   130,800 Union Pacific Resources Group Inc.+              3,041,100
---------------------------------------------------------------------
                                                          11,931,131
PHARMACEUTICALS (1.7%)
---------------------------------------------------------------------
   112,000 ICN Pharmaceuticals, Inc.                        2,268,000
    30,000 Pfizer, Inc.                                     1,740,000
---------------------------------------------------------------------
                                                           4,008,000
PHOTOGRAPHY (0.3%)
---------------------------------------------------------------------
    13,000 Eastman Kodak Co.                                 884,000

REAL ESTATE (6.9%)
---------------------------------------------------------------------
    89,000 Alexander Haagen Properties                      1,001,250
    85,000 CWM Mortgage Holdings, Inc.                      1,285,625
    32,000 Capstone Capital Trust, Inc.                       592,000
    11,000 Cavalier Homes, Inc.                               209,000
    14,500 CenterPoint Properties Corp.                       322,625
    46,700 First Industrial Realty Trust, Inc.                969,025
    35,000 First Washington Realty Trust, Inc.                616,875
    19,200 HGI Realty, Inc.                                   427,200
    65,000 Healthcare Realty Trust, Inc.                    1,348,750
    26,000 Malan Realty Investors, Inc.                       321,750
    35,000 National Health Investors, Inc.                  1,080,625
    25,000 Public Storage, Inc.                               450,000
    83,000 RFS Hotel Investors, Inc.                        1,255,375
   150,000 Reckson Associates Realty Corp.                  4,181,250
    12,000 Sizeler Property Investments, Inc.                 103,500
    15,000 Starwood Lodging Trust                             414,375
    21,000 Town & Country Trust                               259,875
    12,000 Walden Residential Props, Inc.                     214,500
    20,000 Wellsford Residential Property Trust               417,500
    39,000 Winston Hotels                                     463,125
---------------------------------------------------------------------
                                                          15,934,225
RECREATION (0.5%)
---------------------------------------------------------------------
    29,000 Brunswick Corp.                                    619,875
    33,000 Outboard Marine Corp.                              676,500
---------------------------------------------------------------------
                                                           1,296,375
RETAIL (6.6%)
---------------------------------------------------------------------
    20,000 Bed Bath & Beyond, Inc.+                           657,500
    90,300 Circle K Corp.+                                  2,144,625
    96,500 Duckwall-Alco Stores, Inc.                         916,750
    50,000 InterTAN, Inc.+                                    418,750
    93,700 Intimate Brands, Inc.                            1,557,763
    67,000 Limited, Inc. (The)                              1,197,625
    11,000 Penney (J.C.) Co., Inc.                            515,625
    80,000 Rite Aid Corp.                                  2,500,000


COMMON STOCKS
NUBER OF SHARES                                                 VALUE
RETAIL (CONTINUED)
---------------------------------------------------------------------
    96,000 Tandy Corp.                                     $4,572,000
    44,000 Waban, Inc.+                                       814,000
---------------------------------------------------------------------
                                                          15,294,638
TRANSPORTATION (2 .7%)
---------------------------------------------------------------------
    25,000 AMR Corp.+                                       1,915,625
    74,600 Canadian National Railway Co. (Canada)+          1,119,000
    26,000 Jinhui Shipping & Transportation Ltd. ADR
 (Hong Kong)+                                                  32,500
     4,200 Maritime Investment Fund (Norway)+                  43,050
    14,000 Norfolk Southern Corp.                           1,102,500
    10,000 Northwest Airlines Corp. Class A+                  503,750
    27,000 Pittston Services Group                            823,500
    31,000 Qantas Airways Ltd. 144A ADR (Australia)           523,125
    10,000 Trism, Inc.+                                        80,000
---------------------------------------------------------------------
                                                           6,143,050
UTILITIES (1.8%)
---------------------------------------------------------------------
     9,000 Bell Atlantic Corp.                                567,000
    39,000 GTE Corp.                                        1,662,380
    42,000 Sprint Corp.                                     1,680,000
    13,000 US West, Inc.                                      406,250
---------------------------------------------------------------------
                                                            4,315,630
---------------------------------------------------------------------
           TOTAL COMMON STOCKS (cost $175,779,101)       $211,654,103
---------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.7%)*
NUMBER OF SHARES                                                VALUE
     40,00 Unisys Corp. Ser. A, $3.75 cv. pfd.             $1,220,000
     8,000 Service Corp. International $6.25 cv. pfd.         576,000
        30 Credit Depot Corp. $9.00 cv. pfd.
           (acquired 10/13/95, cost $600,000)++               600,000
    32,700 Callon Petroleum Co. $2.125 cv. pfd.               829,763
    16,400 Continental Airlines 144A $4.25 cv. pfd.           820,000
---------------------------------------------------------------------
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (cost $4,058,325)                               $4,045,763
---------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.9%)*
PRINCIPAL AMOUNT                                                VALUE
$1,200,000 Danka Business Systems cv. sub. notes 6 3/4s,
           2002                                            $1,608,000
   500,000 Emerson Radio Corp. cv. sr. sub. deb. 8 1/2s,
           2002                                               400,000
---------------------------------------------------------------------
           TOTAL CONVERTIBLE BONDS AND NOTES
           (cost $1,700,000)                               $2,008,000
---------------------------------------------------------------------

PREFERRED STOCKS (0.2%)* (cost $245,648)
NUMBER OF SHARES                                                VALUE
     7,000 Nokia Corp. ADR                                  $ 379,750
---------------------------------------------------------------------

SHORT-TERM INVESTMENTS (4.7%)* (cost $10,885,772)
PRINCIPAL AMOUNT                                                VALUE
$10,884,000                Interest in $798,484,000 joint repurchase
           agreement dated November 30, 1995 with JP
           Morgan Securities due December 1, 1995 with
           respect to various U.S. Treasury obligations--
           maturity value of $10,885,772 for an effective
           yield of 5.86%                                 $10,885,772
---------------------------------------------------------------------
           TOTAL INVESTMENTS (cost $192,668,846)***      $228,973,378
---------------------------------------------------------------------

NOTES
*    Percentages indicated are based on net assets of $231,714,670.

+    Non-income producing security.

++ Restricted, excluding 144A securities, as to public resale. At the date of acquisition these securities were valued at cost. There were no outstanding unrestricted securities of the same class as those held. Total market value of restricted securities owned at November 30, 1995 was $600,000 or 0.3% of net assets.

*** The aggregate identified cost on a tax basis is $192,668,846, resulting in gross unrealized appreciation and depreciation of $41,466,334 and $5,161,815, respectively, or net unrealized appreciation of $36,304,522.

     ADR/ADS/GDR after the name of a holding stands for American Depository Receipt or American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)

ASSETS
---------------------------------------------------------------------
Investments in securities, at value
 (identified cost $192,668,846) (Note 1)                 $228,973,368
---------------------------------------------------------------------
Cash                                                              492
---------------------------------------------------------------------
Dividends, interest, and other receivables                    357,385
---------------------------------------------------------------------
Receivable for shares of the fund sold                        162,307
---------------------------------------------------------------------
Receivable for securities sold                              4,921,523
---------------------------------------------------------------------
Unamortized organization expenses (Note 1)                     10,485
---------------------------------------------------------------------
TOTAL ASSETS                                             234,425,560

LIABILITIES
---------------------------------------------------------------------
Payable for securities purchased                            1,820,200
---------------------------------------------------------------------
Payable for shares of the fund repurchased                    181,009
---------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                  367,167
---------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      94
---------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)    137,813
---------------------------------------------------------------------
Payable for organization expense (Note 1)                      17,091
---------------------------------------------------------------------
Payable for distribution fees (Note 2)                        138,133
---------------------------------------------------------------------
Payable for administrative services (Note 2)                    1,345
---------------------------------------------------------------------
Other accrued expenses                                         48,038
---------------------------------------------------------------------
TOTAL LIABILITIES                                           2,710,890
---------------------------------------------------------------------
NET ASSETS                                              $231,714,670
---------------------------------------------------------------------

REPRESENTED BY
---------------------------------------------------------------------
Paid-in capital (Note 4)                                 $185,230,998
---------------------------------------------------------------------
Undistributed net investment income                         1,336,728
---------------------------------------------------------------------
Accumulated net realized gain on investments                8,842,422
---------------------------------------------------------------------
Net unrealized appreciation of investments                 36,304,522
---------------------------------------------------------------------
TOTAL--REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                              $231,714,670
---------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
---------------------------------------------------------------------
Net asset value and redemption price per class A share
($122,416,678 divided by 8,695,822 shares)                     $14.08
---------------------------------------------------------------------
Offering price per share (100/94.25 of $14.08)*                $14.94
---------------------------------------------------------------------
Net asset value and offering price per class B share
($109,297,992 divided by 7,824,408 shares)+                    $13.97
---------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)

INVESTMENT INCOME
---------------------------------------------------------------------
Dividends (net of foreign tax of $4,290)                    2,261,803
---------------------------------------------------------------------
Interest                                                      293,110
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    2,554,913

EXPENSES:
---------------------------------------------------------------------
Compensation of Manager (Note 2)                              712,238
---------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                423,480
---------------------------------------------------------------------
Compensation of Trustees (Note 2)                               4,664
---------------------------------------------------------------------
Reports to shareholders                                        32,357
---------------------------------------------------------------------
Registration fee                                               42,328
---------------------------------------------------------------------
Auditing                                                       14,028
---------------------------------------------------------------------
Legal                                                          10,612
---------------------------------------------------------------------
Postage                                                        38,273
---------------------------------------------------------------------
Administrative services (Note 2)                                4,789
---------------------------------------------------------------------
Distribution fees -- class A (Note 2)                         144,966
---------------------------------------------------------------------
Distribution fees -- class B (Note 2)                         514,499
---------------------------------------------------------------------
Amortization of organization expenses (Note 1)                    376
---------------------------------------------------------------------
Other expenses                                                  3,070
---------------------------------------------------------------------
TOTAL EXPENSES                                              1,945,680
---------------------------------------------------------------------
NET INVESTMENT INCOME                                         609,233
---------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)            8,876,117
---------------------------------------------------------------------
Net unrealized appreciation of investments during the period20,147,12
8
---------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                    29,023,245
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       29,632,478
---------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                    SIX MONTHS ENDED       YEAR ENDED
                                         NOVEMBER 30           MAY 31
---------------------------------------------------------------------
                                               1995*            1995
---------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------
Operations:
---------------------------------------------------------------------
Net investment income                       $609,233         $950,057
---------------------------------------------------------------------
Net realized gain on investments           8,876,117          208,076
---------------------------------------------------------------------
Net unrealized appreciation of
investments                               20,147,128       15,958,951
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           29,632,478       17,117,084
---------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
---------------------------------------------------------------------
Net investment income
---------------------------------------------------------------------
 Class A                                          --        (127,251)
---------------------------------------------------------------------
 Class B                                          --         (67,212)
---------------------------------------------------------------------
Net realized gain on investments
---------------------------------------------------------------------
 Class A                                          --        (329,475)
---------------------------------------------------------------------
 Class B                                          --        (204,599)
---------------------------------------------------------------------
In excess of realized gain on investments
---------------------------------------------------------------------
 Class A                                          --         (20,787)
---------------------------------------------------------------------
 Class B                                          --         (12,908)
---------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                   8,565,069      174,100,271
---------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS              38,197,547     190,455,123
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                      193,517,123        3,062,000
---------------------------------------------------------------------
END OF PERIOD (including undistributed net
investment income of $1,336,728 and
 $727,495 respectively)                 $231,714,670     $193,517,123
---------------------------------------------------------------------

*    Unaudited

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                        FOR THE PERIOD                         FOR THE PERIOD
                                        NOVEMBER 2, 1994                       AUGUST 5, 1993
                              SIX MONTHS  (COMMENCEMENT   SIX MONTHS            (COMMENCEMENT
                                   ENDED OF OPERATIONS)        ENDED YEAR ENDEDOF OPERATIONS)
                             NOVEMBER 30      TO MAY 31  NOVEMBER 30     MAY 31     TO MAY 31
--------------------------------------------------------------------------------
--------------
                                   1995*           1995        1995*       1995          1994
--------------------------------------------------------------------------------
--------------
                                           CLASS B                      CLASS A
--------------------------------------------------------------------------------
--------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $12.19         $11.08       $12.24     $10.74         $8.53
--------------------------------------------------------------------------------
--------------
INVESTMENT OPERATIONS
Net investment income                .01            .06          .05        .06        .07(a)
Net realized and unrealized
 gain on investments                1.77           1.20         1.79       1.59          2.27
--------------------------------------------------------------------------------
--------------
TOTAL FROM INVESTMENT
 OPERATIONS                         1.78           1.26         1.84       1.65          2.34
--------------------------------------------------------------------------------
--------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income            --          (.03)           --      (.03)         (.04)
From net realized gain on investments --          (.10)           --      (.10)         (.09)
In excess of realized gain on investments            --        (.02)         --         (.02)  --
--------------------------------------------------------------------------------
--------------
TOTAL DISTRIBUTIONS                   --          (.15)           --      (.15)         (.13)
--------------------------------------------------------------------------------
--------------
NET ASSET VALUE, END OF PERIOD    $13.97         $12.19       $14.08     $12.24        $10.74
--------------------------------------------------------------------------------
--------------
TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE (%)(c)      14.60(d)       11.55(d)     15.03(d)      15.61      27.58(d)
--------------------------------------------------------------------------------
--------------
NET ASSETS, END
 OF PERIOD
 (in thousands)                 $109,298        $89,962     $122,417   $103,555        $3,062
--------------------------------------------------------------------------------
--------------
Ratio of expenses to
 average net assets (%)(a)       1.10(d)     1.12(b)(d)       .72(d)    1.13(b)     .78(b)(d)
--------------------------------------------------------------------------------
--------------
Ratio of net investment
income to average net
assets (%)                        .08(d)      .65(b)(d)       .46(d)    1.89(d)        .73(d)
--------------------------------------------------------------------------------
--------------
Portfolio turnover (%)          34.08(d)       15.32(d)     34.08(d)   15.32(d)     102.99(d)
--------------------------------------------------------------------------------
--------------

*    Unaudited.
(a) Per share net investment income for the period ended May 31, 1994 has been determined on the basis of the weighted average number of shares outstanding during the period.
(b)  Reflects  an  expense limitation during the period. As a  result  of  these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and class B. See Note 2.
(c) Total investment return assumes dividend reinvestment and does not reflect the effects of sales charges.
(d)  Not annualized.

NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES The fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation and current income by investing primarily in common stocks that offer potential for capital appreciation.

The fund offers both class A and class B shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase.

Expenses of the fund are borne pro- rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would
receive  their  pro-rata  share  of  the  net  assets  of  the  fund,   if   the
fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported--as in the case of some securities traded over-the-counter-- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B   JOINT  TRADING  ACCOUNT  Pursuant  to  an  exemptive  order  issued  by  the
Securities   and   Exchange  Commission,  the  fund  may   transfer   uninvested
cash balances into a joint trading account, along with the cash of other registered investment companies managed by Putnam Investment Management Inc., ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 102% of the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at
all   times   at   least   equal   to  the  resale  price,   including   accrued
interest.

D SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E FOREIGN CURRENCY TRANSLATION The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to
U.S.   dollars  based  on  the  exchange  rates  on  that  day.  The   cost   of
each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F FEDERAL TAXES It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and excise tax on income and capital gains.

G DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

H UNAMORTIZED ORGANIZATION EXPENSES Expenses incurred by the fund in connection with its organization, its registration with the
Securities   and   Exchange  Commission  and  with   various   state   and   the
initial   public   offering   of  its  shares  were  $17,091.   These   expenses
are being amortized by the fund on a straight- line basis over a five-year period. The fund will reimburse Putnam Management for payment of these expenses.

NOTE 2

During  the  period  ended  November  30,  1995,  the  fund  adopted  a  Trustee
Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the
fund   or   in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

Custodial   functions   for   the  fund's  assets   are   provided   by   Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, Inc., a division of PFTC.

The  fund  has  adopted  distribution  plans  (the  "Plans")  with  respect   to
its   class  A  shares  and  class  B  shares  pursuant  to  Rule  12b-1   under
the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund.

The  Trustees  have  approved  payment  by  the  fund  at  an  annual  rate   of
0.25% and 1.00% of the average net assets attributable to class A and class B shares, respectively.

For the six months ended November 30, 1995, Putnam Mutual Funds Corp., acting as an underwriter, received net commissions of $45,554 from the sale of class A shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares and $63,782 in contingent deferred sales charges from redemptions of class B shares. For the six months ended November 30, 1995, Putnam
Mutual   funds  Corp.,  acting  as  underwriter,  received  $26   on   class   A
redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES
During the year ended November 30, 1995, purchases and sales of investment securities other than short-term investments aggregated $80,911,934 and $69,765,694, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES

At November 30, 1995, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     SIX MONTHS ENDED
                                                          NOVEMBER 30
---------------------------------------------------------------------
                                                                 1995
---------------------------------------------------------------------
CLASS A                                     SHARES             AMOUNT
---------------------------------------------------------------------
Shares sold                              1,182,867        $15,596,860
Shares issued in connection
with reinvestment of distributions              --                 --
---------------------------------------------------------------------
                                         1,182,867         15,596,860
---------------------------------------------------------------------
Shares repurchased                       (949,338)       (12,620,744)
---------------------------------------------------------------------
NET INCREASE                               233,529         $2,976,116
---------------------------------------------------------------------
                                                           YEAR ENDED
                                                                          MAY 31
---------------------------------------------------------------------
                                                                 1995
---------------------------------------------------------------------
CLASS A                                     SHARES             AMOUNT
---------------------------------------------------------------------
Shares sold                              8,977,882       $100,455,028
Shares issued in connection
with reinvestment of distributions           8,592             90,470
---------------------------------------------------------------------
                                         8,986,474        100,545,498
---------------------------------------------------------------------
Shares repurchased                       (809,397)        (9,031,629)
---------------------------------------------------------------------
NET INCREASE                             8,177,077        $91,513,869
---------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                          NOVEMBER 30
---------------------------------------------------------------------
                                                                 1995
---------------------------------------------------------------------
CLASS B                                     SHARES             AMOUNT
---------------------------------------------------------------------
Shares sold                                991,706        $12,912,127
Shares issued in connection
with reinvestment of distributions              49                517
---------------------------------------------------------------------
                                           991,755         12,912,644
---------------------------------------------------------------------
Shares repurchased                       (549,176)        (7,323,691)
---------------------------------------------------------------------
NET INCREASE                               442,579         $5,588,953
---------------------------------------------------------------------

                                                       FOR THE PERIOD
                                                     NOVEMBER 2, 1994
                                                     (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                              MAY 31
---------------------------------------------------------------------
                                                                 1995
---------------------------------------------------------------------
CLASS B                                     SHARES             AMOUNT
---------------------------------------------------------------------
Shares sold                              7,750,225        $86,801,011
Shares issued in connection
 with reinvestment of distributions          4,256             44,813
---------------------------------------------------------------------
                                         7,754,481         86,845,824
---------------------------------------------------------------------
Shares repurchased                       (372,652)        (4,259,422)
---------------------------------------------------------------------
NET INCREASE                             7,381,829        $82,586,402
---------------------------------------------------------------------

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Gerald Zukowski
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Senior Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives
details    of    sales   charges,   investment   objectives,    and    operating
policies   of  the  fund,  and  the  most  recent  copy  of  Putnam's  Quarterly
Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

2218 433/948   1/96

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN
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(2)  Italic typefaces is displayed in normal type.

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(4)  Headers (e.g. the names of the fund) and footers (e.g. page
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(5)  Because the printed page breaks are not reflected, certain
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